WARRANTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period (in shares)	19,897,928	10,216,597	8,513,984
Number of shares, Granted (in shares)	225,000	11,467,847	4,376,228
Number of shares, Exercised (in shares)	(337,169)		(1,325,670)
Number of shares, Forfeited (in shares)	(1,236,035)	(1,786,516)	(1,347,945)
Number of shares, Outstanding at ending of period (in shares)	18,549,724	19,897,928	10,216,597
Number of shares, Exercisable at June 30,2015 (in shares)	18,549,724	19,897,928
Weighted-average exercise price, Outstanding at beginning of period (in dollars per share)	$ 1.61	$ 2.56	$ 2.47
Weighted-average exercise price, Granted (in dollars per share)	0.65	0.95	1.97
Weighted-average exercise price, Exercised (in dollars per share)	0.85		1.06
Weighted-average exercise price, Forfeited (in dollars per share)	3.16	2.85	1.52
Weighted-average exercise price, Outstanding at end of period (in dollars per share)	1.51	1.61	$ 2.56
Weighted-average exercise price, Exercisable at June 30,2015 (in dollars per share)	$ 1.51	$ 1.61
Weighted-average remaining contractual term, Outstanding	1 year 9 months 18 days	1 year 9 months 18 days	2 years 10 months 24 days
Weighted-average remaining contractual term, Exercisable at June 30,2015	1 year 9 months 18 days	1 year 9 months 18 days
Aggregate intrinsic value, Outstanding (in dollars)	$ 57,000	$ 8,400	$ 48,000
Aggregate intrinsic value, Exercisable at June 30,2015 (in dollars)	$ 57,000	$ 8,400